Income Taxes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	May 31, 2024 USD ($) $ / shares	May 31, 2024 HKD ($)	May 31, 2024 CNY (¥)	May 31, 2023 USD ($) $ / shares	May 31, 2022 USD ($) $ / shares	May 31, 2019 USD ($)	May 31, 2019 HKD ($)	May 31, 2016
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%
Assessable profit	$ 325,218			$ 235,363	$ (1,220,276)
Valuation allowance	290,398			364,083	397,616
Net operating loss	1,010,205
Withholding tax, dividends paid by PRC schools and subsidiaries to their foreign investors								10.00%
Aggregate undistributed earnings available for distribution	2,374,564			2,078,517	1,880,057
Unrecognized tax benefits	0			0	0
Provision for income taxes	109,690			66,066	136,312
Increase in income tax expenses	$ 11,149			$ 25,420	$ 5,453
Decrease in net income/(loss) per share—basic | $ / shares	$ 0.01			$ 0.01	$ 0
Decrease in net income/(loss) per share—diluted | $ / shares	$ 0.01			$ 0.02	$ 0
Payment of taxes witheld on dividend	$ 4,227			$ 0	$ 0
UNITED STATES | Walkite [Member]
Income Taxes [Line Items]
State income tax rate	8.80%	8.80%	8.80%
Effective income tax rate	21.00%	21.00%	21.00%
UNITED KINGDOM | Walkite [Member]
Income Taxes [Line Items]
Income tax rate	19.00%	19.00%	19.00%
AUSTRALIA
Income Taxes [Line Items]
Income tax rate	30.00%	30.00%	30.00%
CANADA
Income Taxes [Line Items]
Effective income tax rate	15.00%	15.00%	15.00%
Income tax rate	11.50%	11.50%	11.50%
JAPAN | New Oriental Vision Overseas Japan [Member]
Income Taxes [Line Items]
Effective income tax rate	23.20%	23.20%	23.20%
Smart Shine International Limited [Member]
Income Taxes [Line Items]
Dividends	$ 84,545			0	0
Minimum [Member]
Income Taxes [Line Items]
Underpayment of tax liability	$ 16,000		¥ 100
Beijing Hewstone, Shanghai Smart Words, Beijing Smart Wood and Beijing Pioneer [Member]
Income Taxes [Line Items]
Withholding tax paid for the dividend						$ 5
Hainan Dongfang Zhixin Technology Company Limited, Zhuhai Zekai Software Technology Company Limited, Zhuhai Chongshengheli Network Technology Co., Ltd. and Tibet Tianli [Member]
Income Taxes [Line Items]
Eit preferential tax rate percentage	15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%
High and new tech enterprise (HNTE) [Member] | Xuncheng And Dexin Dongfang [Member]
Income Taxes [Line Items]
Effective income tax rate	25.00%	25.00%	25.00%
High and new tech enterprise (HNTE) [Member] | Beijing Zhiyuan And Beijing Chuangying [Member]
Income Taxes [Line Items]
Income tax rate	15.00%	15.00%	15.00%
Newly established software enterprise (NESE) [Member] | Beijing Decision Beijing Hewstone And Xuncheng [Member]
Income Taxes [Line Items]
Preferential tax rate	12.50%	12.50%	12.50%
Tax holiday year	2 years	2 years	2 years
Income tax holiday, description	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.	Enterprises that qualify as the newly established software enterprise (“NESE”) are exempt from the EIT for two years beginning the enterprise’s first profitable year followed by a tax rate of 12.5% for the succeeding three years.
Peoples Republic Of China Entities [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Variable interest entities (VIEs) [Member]
Income Taxes [Line Items]
Income tax rate	25.00%	25.00%	25.00%
Hong Kong [Member]
Income Taxes [Line Items]
Assessable profit		$ 2					$ 2
Income tax rate	16.50%	16.50%	16.50%			8.25%	8.25%
Hong Kong [Member] | Major Subsidiaries of the Company [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 0			$ 0	$ 0
Hong Kong [Member] | Elite Concept [Member]
Income Taxes [Line Items]
Provision for income taxes	$ 1,122
Earliest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2024	May 31, 2024	May 31, 2024
Latest Tax Year [Member]
Income Taxes [Line Items]
Net operating loss expiration dates	May 31, 2029	May 31, 2029	May 31, 2029